Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 9: Fair Value Measurements

The carrying amounts and estimated fair values of our financial assets and liabilities were as follows:

	September 30, 2017
		Hierarchy Level
($ in millions)	Carrying Amount	Level 1	Level 3
Assets:
Timeshare financing receivables(1)	$1,055	$—	$1,394
Liabilities:
Debt(2)	484	329	197
Non-recourse debt(2)	612	—	617

	December 31, 2016
		Hierarchy Level
($ in millions)	Carrying Amount	Level 1	Level 3
Assets:
Timeshare financing receivables(1)	$1,025	$—	$1,147
Liabilities:
Debt(2)	490	314	200
Non-recourse debt(2)	694	—	696

(1)	Carrying amount net of allowance for loan loss.
(2)	Carrying amount net of unamortized deferred financing costs and discount.

Our estimates of the fair values were determined using available market information and appropriate valuation methods. Considerable judgment is necessary to interpret market data and develop the estimated fair values. The table above excludes cash and cash equivalents, restricted cash, accounts receivable, accounts payable, advance deposits and accrued liabilities, all of which had fair values approximating their carrying amounts due to the short maturities and liquidity of these instruments.

The estimated fair values of our timeshare financing receivables were determined using a discounted cash flow model. Our model incorporates default rates, coupon rates, credit quality and loan terms respective to the portfolio based on current market assumptions for similar types of arrangements.

The estimated fair values of our Level 1 debt was based on prices in active debt markets. The estimated fair value of our Level 3 debt and non-recourse debt were as follows:

•	Debt - based on indicative quotes obtained for similar issuances and projected future cash flows discounted at risk-adjusted rates.

•	Non-recourse debt - based on projected future cash flows discounted at risk-adjusted rates.

Note 12: Fair Value Measurements

The carrying amounts and estimated fair values of our financial assets and liabilities were as follows:

	December 31, 2016
		Hierarchy Level
($ in millions)	Carrying Amount	Level 1	Level 3
Assets:
Timeshare financing receivables(1)	$1,025	$—	$1,147
Liabilities:
Debt(2)	490	314	200
Non-recourse debt(2)	694	—	696

	December 31, 2015
		Hierarchy Level
($ in millions)	Carrying Amount	Level 1	Level 3
Assets:
Timeshare financing receivables(1)	$976	$—	$1,080
Liabilities:
Allocated Parent debt(2)	634	175	474
Non-recourse debt(2)	502	—	506

(1)	Carrying amount includes allowance for loan loss.
(2)	Carrying amount includes unamortized deferred financing costs and discount.

We believe the carrying amounts of our other financial assets and liabilities approximated fair value as of December 31, 2016 and 2015. Our estimates of the fair values were determined using available market information and appropriate valuation methods. Considerable judgment is necessary to interpret market data and develop the estimated fair values.

The estimated fair values of our timeshare financing receivables were based on the expected future cash flows discounted at weighted-average interest rates of the current portfolio, which reflect the risk of the underlying notes, primarily determined by the credit worthiness of the borrowers.

The estimated fair values of our Level 1 debt and allocated parent debt were based on prices in active debt markets. Because our Level 3 Debt was originated in December 2016, we concluded the estimated fair values approximates carrying values. The estimated fair values of our Level 3 allocated parent debt were based on indicative quotes received for similar issuances.

The estimated fair values of our Level 3 non-recourse debt approximated carrying values as the interest rates under the loan agreements either approximated current market rates or there were not significant fluctuations in current market rates to change the fair values of the underlying instruments.